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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)

If amended report check here: |_|

     General Atlantic Partners, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     3 Pickwick Plaza              Greenwich           CT        06830
--------------------------------------------------------------------------------
Business            (Street)       (City)           (State)      (Zip)

     Thomas J. Murphy, Chief Financial Officer (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
                     See 18 U.S.C. 1001 and 15 U.S. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greenwich and State of Connecticut on the 31st day of July , 2000.


                                        General Atlantic Partners, LLC
                                   ------------------------------------------
                                   (Name of Institutional Investment Manager)

                                        /s/Thomas J. Murphy
                                   ------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).


13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                    13F File No.:     Name:                  13F File No.:
-------------------      ---------------   ------------------     -------------
1.
-------------------      ---------------   ------------------     -------------
2.
-------------------      ---------------   ------------------     -------------
3.
-------------------      ---------------   ------------------     -------------
4.
-------------------      ---------------   ------------------     -------------
5.
-------------------      ---------------   ------------------     -------------

                                    FORM 13F

Page   2   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
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
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data                 Com            048523104   10,283,817   3,104,080   x/                              x/
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data                 Com            048523104       69,573      21,000                   x/                            x/
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
BindView                      Com              090327    24,362,868   2,030,239   x/                              x/
                                                107
------------------------------------------------------------------------------------------------------------------------------------
BindView                      Com              090327     5,948,148     495,679                   x/                            x/
                                                107
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration           Com              109178     6,698,545   2,679,418   x/                              x/
Company                                         103
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration           Com              109178     2,758,338   1,103,335                   x/                            x/
Company                                         103
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies             Com              109704    43,351,601   2,046,045   x/                              x/
                                                106
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies             Com              109704     6,382,101     301,213                   x/                            x/
                                                106
------------------------------------------------------------------------------------------------------------------------------------
Computer Learning             Com              205199     1,051,402   1,201,602   x/                              x/
Ctrs Inc.                                       102
------------------------------------------------------------------------------------------------------------------------------------
Computer Learning             Com              205199        23,394      26,736                   x/                            x/
Ctrs Inc.                                       102
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E* Trade Group, Inc.          Com              269246   101,525,259   6,153,046   x/                              x/
                                                104
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E* Trade Group, Inc.          Com              269246    14,183,961     859,634                   x/                            x/
                                                104
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com              278856    42,523,590   5,669,812   x/                              x/
                                                109
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com              278856     8,360,580   1,114,744                   x/                            x/
                                                109
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COLUMN TOTALS                                           267,523,177
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

                                    FORM 13F

Page   3   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com            302284104  429,014,150  42,901,415   x/                              x/
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com            302284104   97,973,300   9,797,330                   x/                            x/
------------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com              318224   504,667,224  14,018,534   x/                              x/
                                                102
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FirePond, Inc.                Com              318224    94,925,988   2,636,833                   x/                            x/
                                                102
------------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com.,                Com            441474103   18,287,804   1,323,956   x/                              x/
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com.,                Com            441474103    3,536,694     256,041                   x/                            x/
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com              45665T    11,018,833   1,356,164   x/                              x/
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com              45665T     1,052,521     129,541                   x/                            x/
                                                107
------------------------------------------------------------------------------------------------------------------------------------
LHS Group Inc.                Com              501938   240,876,827   6,981,937   x/                              x/
                                                104
------------------------------------------------------------------------------------------------------------------------------------
LHS Group Inc.                Com              501938    40,689,507   1,179,406                   x/                            x/
                                                104
------------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                  Com              564910     7,543,368   1,311,890   x/                              x/
                                                107
------------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                  Com              564910     1,081,690     188,120                   x/                            x/
                                                107
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems,           Com              74036W   176,433,155   4,909,376   x/                              x/
Inc.                                            102
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems,           Com              74036W    36,482,137   1,015,141                   x/                            x/
Inc.                                            102
------------------------------------------------------------------------------------------------------------------------------------
Priceline.Com                 Com              741503   505,108,117  13,297,918   x/                              x/
Incorporated                                    106
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Priceline.Com                 Com              741503   156,500,195   4,120,161                   x/                            x/
Incorporated                                    106
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COLUMN TOTAL                                          2,325,191,510
------------------------------------------------------------------------------------------------------------------------------------

Page   4   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Prime Response, Inc.          Com              74158B    50,913,156   7,405,550   x/                              x/
                                                100
------------------------------------------------------------------------------------------------------------------------------------
Prime Response, Inc.          Com              74158B    12,812,711   1,863,667                   x/                           x/
                                                100
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,         Com              742674    49,168,352   1,851,009   x/                              x/
Inc.                                            104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,         Com              742674     8,584,896     323,190                   x/                           x/
Inc.                                            104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,         Com              742674    26,563,000   1,000,000                   x/                           x/
Inc.                                            104
------------------------------------------------------------------------------------------------------------------------------------
Proxicom                      Com              74428    178,536,599   3,729,224   x/                              x/
                                                2104
------------------------------------------------------------------------------------------------------------------------------------
Proxicom                      Com              74428     35,989,170     751,732                   x/                           x/
                                                2104
------------------------------------------------------------------------------------------------------------------------------------
Quintiles                     Com              748767    34,262,038   2,425,631   x/                              x/
Transnational Corp.                             100
------------------------------------------------------------------------------------------------------------------------------------
Quintiles                     Com              748767     5,426,373     384,168                   x/                           x/
Transnational Corp.                             100
------------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies             Com              85227Q    10,111,073   2,379,076   x/                              x/
Inc.                                            100
------------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies             Com              85227Q       918,272     216,064                   x/                           x/
Inc.                                            100
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation                Com              78463B    46,930,118   2,013,045   x/                              x/
                                                101
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation                Com              78463B     6,526,591     279,955                   x/                           x/
                                                101
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                            466,742,349
------------------------------------------------------------------------------------------------------------------------------------

Page   5   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8
NAME OF ISSUER                TITLE             CUSIP       FAIR     SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED  OTHER            SOLE  SHARED  NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                   Com              88633M    23,578,457   6,922,624   x/                              x/
                                                101
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                   Com              88633M     4,915,134   1,443,081                  x/                            x/
                                                101
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                             28,493,591
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TOTAL FROM ALL PAGES:                                 3,087,950,627
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